Offerings	Dec. 15, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Shares, no par value per share
Maximum Aggregate Offering Price	$ 8,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,104.80
Offering Note	Note 1.a. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), there is also being registered hereby such indeterminate number of additional common shares of the Registrant as may be issued or issuable because of stock splits, stock dividends, stock distributions, and similar transactions. Note 1.b. The proposed maximum aggregate offering price of the common units will be reduced on a dollar-for-dollar basis based on the offering price of any pre-funded units issued in the offering, and the proposed maximum aggregate offering price of the pre-funded units to be issued in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any common units issued in the offering. Accordingly, the proposed maximum aggregate offering price of the common units and pre-funded units (including the common shares issuable upon exercise of the pre-funded warrants), if any, is $8,000,000. Note 1.c. This "Calculation of Filing Fee Tables" is filed as Exhibit 107 to an amendment to a registration statement filed on December 5, 2025. In connection with the initial filing of the registration statement, we paid a registration statement filing fee of $1,351 for securities that are also included in the amendment to the registration statement.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Pre-Funded Warrants to purchase Common Shares
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	See Offering Note 1.b. Note 2.a. In accordance with Rule 457(g) under the Securities Act, because the Registrant's common shares underlying the pre-funded warrants, the common warrants and the placement agent warrants are registered hereby, no separate registration fee is required with respect to such securities registered hereby.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Shares underlying the Pre-Funded Warrants
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	See Offering Note 1.b.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Warrants to purchase Common Shares
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Note 4.a. In accordance with Rule 457(g) under the Securities Act, because the Registrant's common shares underlying the common shares common warrants, pre-funded warrants and common units are registered hereby, no separate registration fee is required with respect to such securities registered hereby.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Shares underlying the Common Warrants
Maximum Aggregate Offering Price	$ 5,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 690.50
Offering Note	See Offering Note 1.b. Note 5.a. The registration fee for securities is based on an estimate of the Proposed Maximum Aggregate Offering Price of the securities, assuming the sale of the common units and pre-funded units at the highest expected offering price, and such estimate is solely for the purpose of calculating the registration fee pursuant to Rule 457(o). For every common unit or pre-funded unit offered hereby, we are offering one-half of a common warrant to purchase a common share at an exercise price equal to 125% of the offering price per common share. The maximum gross proceeds of the common warrants offered hereby is $5,000,000.
Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Units
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Note 6.a. In accordance with Rule 457(g) under the Securities Act, because the Registrant's common shares underlying the common shares common warrants, pre-funded warrants and common units are registered hereby, no separate registration fee is required with respect to such securities registered hereby.
Offering: 7
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Pre-Funded Units
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Note 7.a. In accordance with Rule 457(g) under the Securities Act, because the Registrant's common shares underlying the common shares common warrants, pre-funded warrants and pre-funded units are registered hereby, no separate registration fee is required with respect to such securities registered hereby.
Offering: 8
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Placement Agent Warrants
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	See Offering Note 2.a. Note 8.a. The placement agent in the offering will receive warrants equal to 5% of the common shares and pre-funded warrants sold in the offering. Such warrants shall be exercisable at a price equal to 125% of the offering price for the common shares.
Offering: 9
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Shares underlying the Placement Agent Warrants
Maximum Aggregate Offering Price	$ 500,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 69.05
Offering: 10
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Shares, no par value per share
Maximum Aggregate Offering Price	$ 3,500,000.00
Amount of Registration Fee	$ 483.35
Offering: 11
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Warrants to purchase Common Shares
Maximum Aggregate Offering Price	$ 6,033,000.00
Amount of Registration Fee	$ 833.16
Offering: 12
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Shares underlying the Placement Agent Warrants
Maximum Aggregate Offering Price	$ 250,000.00
Amount of Registration Fee	$ 34.52
Offering Note	In connection with the initial filing of the registration statement on December 5, 2025, we paid a registration statement filing fee of $1,351 for securities representing approximately $9,775,000 of aggregate offering price, including common shares underlying placement agent warrants. Of that original registration, common shares underlying placement agent warrants in the amount of $250,000 (from the original $575,000) remain in this amended registration, and the applicable fees have been previously paid